BUSINESS COMBINATIONS - Business combinations 2023 (Details) - USD ($) $ in Thousands				12 Months Ended
	Mar. 16, 2023	Mar. 30, 2022	Jul. 08, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 19, 2023
Disclosure of detailed information about business combination [line items]
Exercise of all/put option, rate					6.00%
Other financial liabilities				$ 81,504	$ 59,316
Other financial liabilities				163,318	78,055
Other income and expenses, net				6,602	(395)	$ (3,369)
Other financial liabilities related to business combinations
Disclosure of detailed information about business combination [line items]
Other financial liabilities				67,766	50,889
Other financial liabilities				$ 99,737	69,635
Walmeric
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	14.00%	14.00%	20.00%
Percentage of non-controlling interest acquired by parent			$ 16,285
Exercise of all/put option, rate		6.00%
Other income and expenses, net	$ 1,589
Walmeric | Other financial liabilities related to business combinations
Disclosure of detailed information about business combination [line items]
Other financial liabilities					3,871
Other financial liabilities					$ 5,515
Software Product Creation S.L.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	14.00%
Software Product Creation S.L. | Other financial liabilities related to business combinations
Disclosure of detailed information about business combination [line items]
Other income and expenses, net	$ 1,589
GUT UK | Globant Espana
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							60.00%
GUT UK | Software Product Creation S.L.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							5.00%